Shareholder Report, Line Graph (Details) 190994_Buffalo Mid Cap Discovery Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Buffalo Mid Cap Discovery Fund Institutional Class
Accumulated Value	$ 340,987	$ 365,198	$ 304,710	$ 338,346	$ 354,145	$ 211,114	$ 250,000	$ 318,388
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	499,505	465,873	360,323	394,141	352,149	216,670	250,000	$ 589,843
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap Growth Index
Accumulated Value	$ 425,938	$ 411,243	$ 325,652	$ 355,972	$ 359,180	$ 213,025	$ 250,000	$ 466,653